Equity Method Accounted Investees - Share of OCI (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) [1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Items that may be reclassified to consolidated net income:
Total	$ (3)	$ (55)	$ 260	$ 6,097
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	$ (81)	(1,457)	(1,016)	160
Equity investments
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments		0	(32)	(526)
Exchange differences on translating foreign operations		(55)	292	6,623
Total		(55)	260	6,097
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability		$ 0	$ 0	$ 897

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4